Acquisitions	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Acquisitions	16. Acquisitions

Significant accounting judgements and estimates
Expected future cash flows used to determine the fair value of, inter alia, property, plant and equipment and contingent consideration are inherently uncertain and could materially change over time. The fair value is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
Acquisitions are assessed to determine if they qualify as business combinations or asset acquisitions in terms of the requirements of IFRS 3
Business Combinations (IFRS 3) where the Group obtains control over an entity. In order to apply IFRS 3, the assets acquired and liabilities assumed, should constitute a business as defined in IFRS 3. Accordingly, management assesses whether the activities consist of inputs and processes applied to those inputs that have the ability to contribute to the creation of outputs. If a transaction is not deemed to be a business combination, it is accounted for as an asset acquisition outside of the scope of IFRS 3. The IFRS 3 scope assessment could significantly impact the accounting treatment applied.
Accounting policy
Business combinations
The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration is measured at fair value at the date of acquisition. Acquisition-related costs are expensed as incurred.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
If a business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition-date fair value, and any resulting gain or loss is recognised in profit or loss or other comprehensive income, as appropriate. The fair value of the previously held interest is then considered in the determination of goodwill. The same approach is applied where the previous interest was held in a joint operation.
On an acquisition-by-acquisition basis, the Group recognises any NCI in the acquiree either at fair value or at the NCI’s proportionate share of the acquiree’s net assets. Subsequently, the carrying amount of NCI is the amount of the interest at initial recognition plus the NCI’s share of the subsequent changes in equity, plus or minus changes in the portion of interest of the equity of the subsidiary not attributable, directly or indirectly, to Sibanye-Stillwater shareholders.
The excess of the consideration transferred, the amount of any NCI in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is a gain recognised directly in profit or loss.
Asset acquisitions
For acquisitions outside the scope of IFRS 3, the purchase consideration is allocated to identifiable assets and liabilities based on their relative fair values. Assets and liabilities that are initially measured at an amount other than cost are recognised at their respective carrying amounts as specified in the applicable accounting standards. To the extent that contingent consideration is payable in an asset acquisition based on future production, such variable payments are only recognised as expenses as and when incurred.

16.1 Reldan business combination (revised)
Sibanye-Stillwater successfully concluded the acquisition of the Reldan on 15 March 2024 by acquiring 100% of the shares and voting interest. Reldan is a recycling group which reprocesses various waste streams to recycle precious metals and is based in Pennsylvania, USA.
In addition to Reldan's US operations, it has also established a presence in Mexico and India where it has forged strategic joint ventures with local partners. The acquisition complements the Group's US PGM recycling business in Montana and enhances its exposure to the circular economy.
Reldan's financial results were consolidated from the effective date. For the nine and a half months ended 31 December 2024,
Reldan contributed revenue of R6,306 million (US$344 million) and a net profit of R47 million (US$2 million) to the Group's results. Reldan's pro forma revenue and net profit would have been R7,353 million (US$423 million) and R24 million (US$1 million), respectively, had the acquisition been effective from 1 January 2024. Total revenue and total net loss of the Group for the year ended 31 December 2024 would have been R113,176 million and R5,733 million had the acquisition been effective from 1 January 2024. In determining these amounts, management assumed that the fair value adjustments that arose on the date of acquisition would be the same if the acquisition occurred on 1 January 2024. The functional currency of Reldan's US operations is the US dollar.
The purchase price allocation on the effective date was allocated on a provisional basis in accordance with IFRS 3 for, amongst others, property, plant and equipment, investments, contingent liabilities, provisions, as well as any deferred tax implications. During the 12 month measurement period commencing on the acquisition date and ending 15 March 2025, management provisionally revised the initial purchase price allocation due to new information obtained in accordance with IFRS 3.
Consideration
The fair value of the consideration, including previous interest held is as follows:

Figures in million – SA rand	2024
Consideration paid[1]	2,943
Fair value of NCI put liability[2]	109
Total consideration	3,052
1Includes transaction-related cost of US$1 million (R23 million) paid by Reldan on behalf of the previous owners. Cash consideration amounted to US$155.9 million
(R2,920 million)
2Relates to an NCI put option in respect of an intermediate Reldan holding company which owns an interest in the Indian joint venture operations, and may require the
Group to purchase shares from the non-controlling shareholders of Reldan if exercised by the NCI. The put option can be exercised by the NCI between three and five years at a market price
Reldan acquisition related costs
The Group incurred total acquisition related costs of R111 million for the year ended 31 December 2024 (2023: R75 million) on advisory and legal fees. These costs are recognised as transaction costs in profit or loss during the period in which incurred.
Identified assets acquired and liabilities assumed
The following table summarises the recognised amounts of assets acquired and liabilities assumed at the acquisition date:

Figures in million – SA rand	Notes	2024
Property, plant and equipment[2]	14	542
Intangible assets[2]	17	1,397
Right-of-use assets	15	3
Equity-accounted investments[2]		269
Inventories[2]		1,503
Trade and other receivables		163
Cash and cash equivalents[3,4]		230
Lease liabilities	29	(3)
Other payables[3]	22	(956)
Borrowings[2]	28.8	(84)
Deferred revenue	32	(120)
Trade and other payables[3]		(175)
Fair value of identifiable net assets acquired[1]		2,769
1Carrying value approximate fair value, except as detailed in footnote 2 below
2Fair value of assets and liabilities for which the carrying value does not approximate fair value, excluding those not within the IFRS 3 measurement scope, were determined as follows:
•The fair value of property, plant and equipment was determined based on market prices for similar items and where relevant, the fair value was determined using the depreciated replacement cost method
•The fair value of intangible assets was determined based on the relief-from-royalty method which considers the discounted estimated royalty payments that are avoided as a result of ownership as well as an income approach (multi-period excess earnings method) which considers the present value of future net cash flows to value the vendor relationships
•The fair value of equity-accounted investments was determined based on an income approach which considers the discounted expected future cash flows of the investment
•The fair value of inventories was based on an assessment of net realisable value
•The fair value of borrowings was determined based on a market-related discount rate
3  Cash and cash equivalents , other payables and trade and other payables, previously amounting to R71 million, R733 million and R104 million at 30 June 2024, respectively, were revised based on new information obtained in accordance with IFRS 3
4  The transaction results in net cash paid of R2,690 million based on cash and cash equivalents acquired of R230 million and cash consideration paid of R2,920 million
Goodwill
Goodwill arising from the business combination is as follows:

Figures in million – SA rand	2024
Consideration paid	3,052
Fair value of identifiable net assets acquired	(2,769)
Goodwill[1,2,3]	283
1The goodwill is attributable to the human capital and the premium paid for the synergies and benefits expected to be derived from enhancing the Group's recycling business across the US, Mexico and India
2US tax legislation requires the purchase consideration to be allocated in order to determine future tax deduction. An amount of R1,092 million (US$58 million) is estimated to be deductible for tax purposes in the future
3Goodwill, previously amounting to R148 million at 30 June 2024, was revised based on new information obtained in accordance with IFRS 3. The net adjustments based on the new information obtained resulted in additional goodwill
The table below provides a summary of the net cash paid on the acquisition of Reldan during the year ended 31 December 2024:

Figures in million – SA rand	2024
Reldan acquisition, net of cash acquired	(2,690)
Cash consideration paid	(2,920)
Cash and cash equivalents acquired	230